TAXATION - Reconciliation of tax rate (FY) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Statutory income tax rate			17.00%	17.00%	17.00%
Effect of expenses not deductible for tax purpose			(22.71%)	11.99%	(0.35%)
Effect of income tax difference under different tax jurisdictions			(4.03%)	5.64%	2.55%
Effect of tax losses not recognized in deferred tax assets			0.75%	0.63%	(7.39%)
Prior year true-ups			16.05%	2.11%
Effect of non-taxable income				(0.60%)	0.50%
Others			(0.27%)	0.09%	0.17%
Total	5.30%	(46.30%)	6.79%	36.86%	12.48%